Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Gross written premiums	$ 688,678	$ 581,983	$ 537,236
Ceded written premiums	(191,465)	(189,158)	(157,923)
Net written premiums	497,213	392,825	379,313
Net change in unearned premiums	(50,061)	(16,434)	(42,682)
Net premiums earned	447,152	376,391	336,631
Investment income	40,460	20,947	14,487
Net realized gain (loss) on investments	6,723	(687)	308
Net unrealized gain (loss) on investments	2,684	(5,512)	(3,709)
Change in allowance for expected credit losses on investments	368	(361)	(66)
Change in fair value of derivative financial liabilities	(27,289)	4,603	670
Other revenues	1,862	2,442	2,056
Total revenues	471,960	397,823	350,377
EXPENSES:
Net loss and loss adjustment expenses	(189,087)	(157,562)	(173,039)
Net policy acquisition expenses	(74,976)	(70,199)	(59,622)
General and administrative expenses	(78,927)	(67,243)	(58,228)
Change in allowance for expected credit losses on receivables	(2,452)	(3,238)	(3,262)
Other expenses	(5,594)	(3,961)	(4,230)
Net foreign exchange gain (loss)	5,124	(3,454)	(3,368)
Total expenses	(345,912)	(305,657)	(301,749)
Income before income taxes	126,048	92,166	48,628
Income tax expense	(7,854)	(2,932)	(1,814)
Net income	$ 118,194	$ 89,234	$ 46,814
Earnings per share
Basic earnings per share attributable to equity holders (in Dollars per share)	$ 2.58	$ 1.85	$ 0.98
Diluted earnings per share attributable to equity holders (in Dollars per share)	$ 2.55	$ 1.84	$ 0.98